COMMON STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
COMMON STOCK

14. COMMON STOCK

As of November 13, 2018, 19 shares of common stock were transferred into the Company in connection with the reverse merger.

On November 13, 2018, the Company issued 682 shares of restricted common stock to Richard Hylen as collateral, pursuant to the Asset Purchase Agreement dated November 13, 2018. The shares are valued at $4,298,450 based on the market price of the Company’s common stock on the date of the agreement.

During the year ended December 31, 2018, the holders of convertible notes converted a total of $10,448 of principal and interest into 19 shares of common stock. The issuance extinguished $115,941 worth of derivative liabilities which was recorded to additional paid in capital.

On April 16, 2019, the Company issued 3 common shares at to Hanson & Associates to settle outstanding stock payable liabilities pursuant to a Consulting Agreement dated April 1, 2017. The stock was valued at $24,953 on the date of issuance, which extinguished $24,953 in derivative liabilities.

On June 13, 2019, the Company filed a Certificate of Amendment with the Nevada Secretary of State to increase the number of authorized common shares from 900,000,000 to 975,000,000 with a par value of $0.00001.

On July 23, 2019, the Company’ Board of Directors and the Majority Stockholders owning a majority of the Company’s voting securities, approved a resolution authorizing the Company to amend the Articles of Incorporation to increase the number of authorized Common Shares from 975,000,000 to 1,500,000,000 shares at par value $0.00001 per share.

On September 16, 2019, the Company’ Board of Directors and the Majority Stockholders owning a majority of the Company’s voting securities, approved a resolution authorizing the Company to amend the Articles of Incorporation to increase the number of authorized Common Shares from 1,500,000,000 to 5,000,000,000 shares at par value $0.00001 per share.

On October 17, 2019, the Company’ Board of Directors and the Majority Stockholders owning a majority of the Company’s voting securities, approved a resolution authorizing the Company to amend the Articles of Incorporation to increase the number of authorized Common Shares from 5,000,000,000 to 10,000,000,000 shares at par value $0.00001 per share.

On December 18, 2019, the Company approved the authorization of a 1 for 1,000 reverse stock split of the Nevada warrant holders exercised the warrants and the Company issued 789 shares of common stock through a cashless exercise of the warrants in accordance with the conversion terms.

During the year ended December 31, 2019, the holders of convertible notes converted a total of $866,299 of principal and interest, and $16,500 in note fees, into 14,128 shares of common stock in accordance with the conversion terms. The issuances resulted in a loss on conversion of $86,719 and settled $1,784,469 worth of derivative liabilities which was recorded to additional paid in capital.

On March 27, 2020, 23 shares of common stock were issued due to rounding in conjunction with the reverse stock split.

On June 5, 2020, the Company’ Board of Directors and the Majority Stockholders owning a majority of the Company’s voting securities, approved a resolution authorizing the Company to amend the Articles of Incorporation to decrease the number of authorized Common Shares from 10,000,000,000 to 2,000,000,000 shares at par value $0.00001 per share.

On June 11, 2020, the Company’ Board of Directors and the Majority Stockholders owning a majority of the Company’s voting securities, approved a resolution authorizing the Company to amend the Articles of Incorporation to increase the number of authorized Common Shares from 2,000,000,000 to 5,000,000,000 shares at par value $0.00001 per share.

On August 14, 2020, the Company’ Board of Directors and the Majority Stockholders owning a majority of the Company’s voting securities, approved a resolution authorizing the Company to amend the Articles of Incorporation to increase the number of authorized Common Shares from 5,000,000,000 to 10,000,000,000 shares at par value $0.00001 per share.

During the year ended December 31, 2020, 1,890 shares of Convertible Series A Preferred stock were converted to 8,119,146 common shares in accordance with the conversion terms. The issuances resulted in a loss on conversion of $191,349, which was recorded to the statement of operations.

During the year ended December 31, 2020, the holders of convertible notes converted a total of $1,005,664 of principal and interest, and $30,935 in note fees, into 24,495,581 shares of common stock in accordance with the conversion terms. The issuances resulted in a loss on conversion of $41,116 and settled $4,976,556 worth of derivative liabilities which was recorded to additional paid in capital.

On March 8, 2021, the Company issued 233,333 common shares in stock based compensation, valued at $87,500.

On April 19, 2021, in connection with the Merger Agreement, the Company approved the authorization of a 1 for 150 reverse stock split of the Company’s outstanding shares of common stock. In addition, the Company reduced the number of authorized shares to 200,000,000 with a par value of $0.0001. The reverse split was effective on June 11, 2021, and the financial statements have been retroactively adjusted to take this into account for all periods presented. During the year ended December 31, 2021, the Company issued 9,932 common shares due to rounding in connection with the reverse stock split.

On August 3, 2021, the Company’ Board of Directors and the Majority Stockholders owning a majority of the Company’s voting securities, approved a resolution authorizing the Company to amend the Articles of Incorporation to increase the number of authorized Common Shares from 200,000,000 to 500,000,000 shares at par value $0.0001 per share.

On August 11, 2021, the Company’ Board of Directors and the Majority Stockholders owning a majority of the Company’s voting securities, approved a resolution authorizing the Company to amend the Articles of Incorporation to increase the number of authorized Common Shares from 500,000,000 to 1,000,000,000 shares at par value $0.0001 per share.

On September 2, 2021, the Company’ Board of Directors and the Majority Stockholders owning a majority of the Company’s voting securities, approved a resolution authorizing the Company to amend the Articles of Incorporation to increase the number of authorized Common Shares from 1,000,000,000 to 2,000,000,000 shares at par value $0.0001 per share.

During the year ended December 31, 2021, warrant holders exercised the warrants and the Company issued 6,927,827 shares of common stock through a cashless exercise of the warrants in accordance with the conversion terms.

During the year ended December 31, 2021, 14,192 shares of Convertible Series A Preferred stock were converted to 74,175,550 common shares in accordance with the conversion terms. The issuances resulted in a loss on conversion of $1,759,694, which was recorded to the statement of operations.

During the year ended December 31, 2021, the holders of convertible notes converted a total of $877,299 of principal, $55,255 of interest, and $25,900 in note fees, into 106,219,740 shares of common stock in accordance with the conversion terms. The issuances resulted in a loss on conversion of $513,973 and settled $3,085,456 worth of derivative liabilities which was recorded to additional paid in capital.

On January 24, 2022, a warrant holder exercised the warrants and the Company issued 917,764 shares of common stock through a cashless exercise of the warrants in accordance with the conversion terms.

On January 31, 2022, a warrant holder exercised the warrants and the Company issued 9,711,786 shares of common stock through a cashless exercise of the warrants in accordance with the conversion terms.

During the three months ended March 31, 2022, 461 shares of Convertible Series A Preferred stock were converted to 126,373,667 common shares in accordance with the conversion terms. The issuances resulted in a loss on conversion of $136,754, which was recorded to the statement of operations.

During the three months ended March 31, 2022, the holders of convertible notes converted a total of $373,000 of principal, $59,992 of interest, and $2,750 in note fees, into 273,219,132 shares of common stock in accordance with the conversion terms. The issuances resulted in a gain on conversion of $20,986 and settled $385,558 worth of derivative liabilities which was recorded to additional paid in capital.

As of March 31, 2022, 5,000,000,000 common shares, par value $0.0001, were authorized, of which 631,100,311 shares were issued and outstanding.

13. COMMON STOCK

As of November 13, 2018, 19 shares of common stock were transferred into the Company in connection with the reverse merger.

On November 13, 2018, the Company issued 682 shares of restricted common stock to Richard Hylen as collateral, pursuant to the Asset Purchase Agreement dated November 13, 2018. The shares are valued at $4,298,450 based on the market price of the Company’s common stock on the date of the agreement.

During the year ended December 31, 2018, the holders of convertible notes converted a total of $10,448 of principal and interest into 19 shares of common stock. The issuance extinguished $115,941 worth of derivative liabilities which was recorded to additional paid in capital.

On April 16, 2019, the Company issued 3 common shares at to Hanson & Associates to settle outstanding stock payable liabilities pursuant to a Consulting Agreement dated April 1, 2017. The stock was valued at $24,953 on the date of issuance, which extinguished $24,953 in derivative liabilities.

On June 13, 2019, the Company filed a Certificate of Amendment with the Nevada Secretary of State to increase the number of authorized common shares from 900,000,000 to 975,000,000 with a par value of $0.00001.

On July 23, 2019, the Company’ Board of Directors and the Majority Stockholders owning a majority of the Company’s voting securities, approved a resolution authorizing the Company to amend the Articles of Incorporation to increase the number of authorized Common Shares from 975,000,000 to 1,500,000,000 shares at par value $0.00001 per share.

On September 16, 2019, the Company’ Board of Directors and the Majority Stockholders owning a majority of the Company’s voting securities, approved a resolution authorizing the Company to amend the Articles of Incorporation to increase the number of authorized Common Shares from 1,500,000,000 to 5,000,000,000 shares at par value $0.00001 per share.

On October 17, 2019, the Company’ Board of Directors and the Majority Stockholders owning a majority of the Company’s voting securities, approved a resolution authorizing the Company to amend the Articles of Incorporation to increase the number of authorized Common Shares from 5,000,000,000 to 10,000,000,000 shares at par value $0.00001 per share.

On December 18, 2019, the Company approved the authorization of a 1 for 1,000 reverse stock split of the Nevada warrant holders exercised the warrants and the Company issued 789 shares of common stock through a cashless exercise of the warrants in accordance with the conversion terms.

During the year ended December 31, 2019, the holders of convertible notes converted a total of $866,299 of principal and interest, and $16,500 in note fees, into 14,128 shares of common stock in accordance with the conversion terms. The issuances resulted in a loss on conversion of $86,719 and settled $1,784,469 worth of derivative liabilities which was recorded to additional paid in capital.

On March 27, 2020, 23 shares of common stock were issued due to rounding in conjunction with the reverse stock split.

On June 5, 2020, the Company’ Board of Directors and the Majority Stockholders owning a majority of the Company’s voting securities, approved a resolution authorizing the Company to amend the Articles of Incorporation to decrease the number of authorized Common Shares from 10,000,000,000 to 2,000,000,000 shares at par value $0.00001 per share.

On June 11, 2020, the Company’ Board of Directors and the Majority Stockholders owning a majority of the Company’s voting securities, approved a resolution authorizing the Company to amend the Articles of Incorporation to increase the number of authorized Common Shares from 2,000,000,000 to 5,000,000,000 shares at par value $0.00001 per share.

On August 14, 2020, the Company’ Board of Directors and the Majority Stockholders owning a majority of the Company’s voting securities, approved a resolution authorizing the Company to amend the Articles of Incorporation to increase the number of authorized Common Shares from 5,000,000,000 to 10,000,000,000 shares at par value $0.00001 per share.

During the year ended December 31, 2020, 1,890 shares of Convertible Series A Preferred stock were converted to 8,119,146 common shares in accordance with the conversion terms. The issuances resulted in a loss on conversion of $191,349, which was recorded to the statement of operations.

During the year ended December 31, 2020, the holders of convertible notes converted a total of $1,005,664 of principal and interest, and $30,935 in note fees, into 24,495,581 shares of common stock in accordance with the conversion terms. The issuances resulted in a loss on conversion of $41,116 and settled $4,976,556 worth of derivative liabilities which was recorded to additional paid in capital.

On March 8, 2021, the Company issued 233,333 common shares in stock based compensation, valued at $87,500.

On April 19, 2021, in connection with the Merger Agreement, the Company approved the authorization of a 1 for 150 reverse stock split of the Company’s outstanding shares of common stock. In addition, the Company reduced the number of authorized shares to 200,000,000 with a par value of $0.0001. The reverse split was effective on June 11, 2021, and the financial statements have been retroactively adjusted to take this into account for all periods presented. During the year ended December 31, 2021, the Company issued 9,932 common shares due to rounding in connection with the reverse stock split.

On August 3, 2021, the Company’ Board of Directors and the Majority Stockholders owning a majority of the Company’s voting securities, approved a resolution authorizing the Company to amend the Articles of Incorporation to increase the number of authorized Common Shares from 200,000,000 to 500,000,000 shares at par value $0.0001 per share.

On August 11, 2021, the Company’ Board of Directors and the Majority Stockholders owning a majority of the Company’s voting securities, approved a resolution authorizing the Company to amend the Articles of Incorporation to increase the number of authorized Common Shares from 500,000,000 to 1,000,000,000 shares at par value $0.0001 per share.

On September 2, 2021, the Company’ Board of Directors and the Majority Stockholders owning a majority of the Company’s voting securities, approved a resolution authorizing the Company to amend the Articles of Incorporation to increase the number of authorized Common Shares from 1,000,000,000 to 2,000,000,000 shares at par value $0.0001 per share.

During the year ended December 31, 2021, warrant holders exercised the warrants and the Company issued 6,927,827 shares of common stock through a cashless exercise of the warrants in accordance with the conversion terms.

During the year ended December 31, 2021, 14,192 shares of Convertible Series A Preferred stock were converted to 74,175,550 common shares in accordance with the conversion terms. The issuances resulted in a loss on conversion of $1,759,694, which was recorded to the statement of operations.

During the year ended December 31, 2021, the holders of convertible notes converted a total of $877,299 of principal, $55,255 of interest, and $25,900 in note fees, into 106,219,740 shares of common stock in accordance with the conversion terms. The issuances resulted in a loss on conversion of $513,973 and settled $3,085,456 worth of derivative liabilities which was recorded to additional paid in capital.

As of December 31, 2021, 2,000,000,000 common shares, par value $0.0001, were authorized, of which 220,877,962 shares were issued and outstanding.